Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	€ 1,439	€ 362
Charge / (Credit) to results:	1,992	1,077
(+) additional provisions recognized (net)	4,305	3,052
(+) Business combinations put option liability	10,405
(+/-) Short-term transferred	(1,752)	(1,416)
(-) Amounts used during the year	(561)	(559)
Carrying amount at year end	13,836	1,439
Non-current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	120	4
Charge / (Credit) to results:	1,127	116
(+) additional provisions recognized (net)	1,245	117
(+) Business combinations put option liability	10,405
(-) Amounts used during the year	(118)	(1)
Carrying amount at year end	11,652	120
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,319	358
Charge / (Credit) to results:	865	961
(+) additional provisions recognized (net)	3,060	2,935
(+/-) Short-term transferred	(1,752)	(1,416)
(-) Amounts used during the year	(443)	(558)
Carrying amount at year end	2,184	1,319
Current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,318	541
Charge / (Credit) to results:	434	777
(+) additional provisions recognized (net)	0	0
(+/-) Short-term transferred	1,752	1,415
(-) Amounts used during the year	(1,318)	(638)
Carrying amount at year end	1,752	1,318
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,318	541
Charge / (Credit) to results:	434	777
(+) additional provisions recognized (net)	0	0
(+/-) Short-term transferred	1,752	1,415
(-) Amounts used during the year	(1,318)	(638)
Carrying amount at year end	€ 1,752	€ 1,318